Thomas S. Harman

+1.202.373.6725

thomas.harman@morganlewis.com

VIA EDGAR

January 31, 2018

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Weiss Strategic Interval Fund (File No. 811- 23298)

On behalf of our client, Weiss Strategic Interval Fund (the “Fund”), we are filing the Fund’s initial registration statement on Form N-2 under the Investment Company Act of 1940, as amended.

Please contact me at (202) 373-6725 with your questions or comments.

Sincerely,

/s/ Thomas S. Harman
Thomas S. Harman

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001